Derivatives and Hedging - Warrants and Earnout Shares (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($) shares
Earnouts and warrants derivative liabilities
Derivatives and Hedging
Gross fair value of derivatives liabilities | $	$ 100
Earnout Shares
Derivatives and Hedging
Number of shares issued	15
Number of shares outstanding	15
Warrants
Derivatives and Hedging
Number of shares issued	0
Number of shares outstanding	0
Derivatives designated as hedging instruments | Interest rate swaps | Other non-current liabilities
Derivatives and Hedging
Gross fair value of derivatives assets | $	$ 10
Derivatives not designated as hedging instruments | Earnout Shares | Earnouts and warrants derivative liabilities
Derivatives and Hedging
Gross fair value of derivatives liabilities | $	$ 90